--------------------------
                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: October 31, 2003
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...23.5
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the calendar Year or Quarter Ended September 30, 2003
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [ ]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
--------------------------------------------------------------------------------
Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 6th day of November, 2003.

This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 2  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM           88579Y101        8,012    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM             2824100          473     11,116 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                       COM            13817101        3,035    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                COM           02209S103        5,705    130,253 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM            25816109        5,646    125,292 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL G        COM            26874107        1,059     18,356 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC.                      COM            31162100          585      9,064 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH COS INC          COM            35229103          294      5,965 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                 COM           00184A105          485     32,125 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                       COM             1957505        2,500    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MATERIALS INC           COM            38222105          205     11,303 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES          COM           00209A106          167     20,412 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP            COM            60505104          823     10,543 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103          322      8,336 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                  COM            79860102          320     13,499 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY              CL A           84670108          450          6 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                       COM            97023105        3,982    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB            COM           110122108          360     14,035 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                 COM           149123101        7,985    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP             COM           166764100          539      7,544 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                   COM           17275R102          965     49,393 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM           172967101        6,928    152,227 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY               COM           191216100        5,728    133,333 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO            COM           194162103          206      3,693 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                    CL A          20030N101          493     15,972 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                  COM           20825C104          251      4,577 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
CORNING INCORPORATED            COM           219350105           95     10,056 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
DELL, INC                       COM           24702R101          603     18,074 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                   UNIT SER 1      252787106        1,811     19,443 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
DISNEY (WALT) CO              COM Disney      254687106        2,340    130,937 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL CO                 COM           260543103          201      6,173 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS           COM           263534109        4,912    122,783 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY           COM           277461109        2,429    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
EBAY                            COM           278642103          229      4,282 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 3  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP/MA                     CL A          268648102          187     14,820 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                COM           30231G102        5,954    162,653 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                      COM           313586109          489      6,972 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP             COM           316773100          218      3,928 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
FLEET BOSTON FINANCIAL CO       COM           339030108          214      7,115 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO                   COM           345370860          131     12,167 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                     COM           313400301          243      4,635 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO             COM           369604103        5,555    186,331 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP             COM           370442105        4,748    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                     COM           375766102          220      6,885 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS INC.              COM           38141G104          289      3,439 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO              COM           428236103        2,668    137,800 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                      COM           437076102        4,213    132,267 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC              COM           438516106        3,057    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                      COM           458140100        4,456    161,980 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                 COM           459200101       11,320    128,159 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO          COM           460146103        4,526    115,998 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE                    COM           46612J101           37     10,350 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COM           478160104        6,779    136,891 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW      COM SERIES A      530718105          129     12,970 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO                COM           532457108          474      7,982 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS                       COM           548661107          273      5,258 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES             COM           549463107           53     24,365 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                 COM           580135101        2,931    124,508 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                  COM           585055106          410      8,735 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO                      COM           589331107        6,671    131,778 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO              COM           590188108          362      6,768 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM           594918104        5,336    192,002 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY           COM           46625H100        4,477    130,423 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY                COM NEW         617446448          396      7,838 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                    COM           620076109          192     16,053 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                     COM           68389X105          418     37,221 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                     COM           713448108          557     12,146 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 4  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                     COM           717081103        1,662     54,709 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO             COM           742718109       11,613    125,110 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM                        COM           749121109          238      5,727 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL       COM           749121109           43     12,606 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.         COM           78387G103        3,104    139,489 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP            COM           806605101          168     11,014 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
SILICON GRAPHICS                COM           827056102           13     13,514 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC            COM           866810104       84,070     25,399 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                     COM           87612E106          248      6,602 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                COM           882508104          269     11,797 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD          COM           882508104          275     13,464 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                COM NEW         902973304          332     13,858 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICES          COM           911312106          510      7,987 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP        COM           913017109        9,210    119,176 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102          221      4,401 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS          COM           92343V104          628     19,355 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL B          925524308          475     12,395 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW           COM           929903102          398      9,670 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC             COM           931142103        8,199    146,814 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC              COM           939322103          248      6,289 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                  COM           949746101          607     11,789 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------
WYETH                           COM           983024100          431      9,346 sh          Sole        N/A       Sole
------------------------------------------------------------------------------------------------------------------------------------

                                                            271,083
                                                          ==========
